16. SUPPLY CHAIN FINANCE	12 Months Ended
Dec. 31, 2020
Supply Chain Finance
SUPPLY CHAIN FINANCE
16.	SUPPLY CHAIN FINANCE

	12.31.20	12.31.19
Supply chain finance - Domestic suppliers	1,309,167	671,869
Supply chain finance - Foreign suppliers	165,060	182,126
	1,474,227	853,995

(-) Adjustment to present value	(21,590)	(11,958)
	1,452,637	842,037

The Company has agreements with several financial institutions that allow the suppliers to anticipate their receivables. The suppliers may choose whether to participate and if so, with which institution. The anticipation allows the suppliers to better manage their cash flow needs. This flexibility allows the Company to intensify its commercial relations with the network of suppliers by potentially leveraging benefits such as preference for supply in case of restricted supply, better price conditions and/or more flexible payment terms, among others, without identifiable changes in other commercial conditions. These operations are presented in the cash flows of operating activities.

On December 31, 2020, the discount rates applied to the supply chain finance transactions agreed between our suppliers and the financial institutions in the domestic market were set between 0.38% and 0.47% p.m. (0.38% to 0.67% p.m. on December 31, 2019).

On December 31, 2020, the discount rates applied to the supply chain finance transactions agreed between our suppliers and the financial institutions in the external market were set between 0.18% and 0.40% p.m. (0.32% to 0.46% p.m. on December 31, 2019).